FAIR VALUE MEASUREMENT (Details) € in Thousands	6 Months Ended
Jun. 30, 2026 EUR (€)
FAIR VALUE MEASUREMENT
Total FV measurement, net	€ (32,906)
Pegasus Warrants
FAIR VALUE MEASUREMENT
Change in fair value of financial liabilities	(7,082)
Group 14 shares
FAIR VALUE MEASUREMENT
Change in fair value of financial assets	265
XJ Harbour derivatives
FAIR VALUE MEASUREMENT
Realized gain (loss) on derivatives	299
Unrealized gain (loss) on derivatives	132
XJ Liability
FAIR VALUE MEASUREMENT
Change in fair value of financial liabilities	(25,114)
2028 Convertible Notes - warrants
FAIR VALUE MEASUREMENT
Change in fair value of financial liabilities	1,908
2028 Convertible Notes - conversion option
FAIR VALUE MEASUREMENT
Change in fair value of financial liabilities	(539)
2028 Convertible Notes - Day-1 loss deferral amortization
FAIR VALUE MEASUREMENT
Deferral amortization	(1,835)
2025 Convertible Loan - warrants and conversion option, FV re-measurement
FAIR VALUE MEASUREMENT
Change in fair value of financial liabilities	(1)
2025 Convertible Loan - Day-1 loss deferral amortization
FAIR VALUE MEASUREMENT
Deferral amortization	(339)
Debt-to-equity swap
FAIR VALUE MEASUREMENT
Change in fair value of financial liabilities	€ (600)
Debt-to-equity swap | Christian Schmid
FAIR VALUE MEASUREMENT
Percentage of discount rate	20.00%